Maturity According to their Remaining Terms of Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
Assets
Cash and deposits in banks	$ 2,590,986		$ 2,699,076
Transactions in the course of collection	414,419		372,456
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	1,870,640		2,303,353
Debt financial instruments	3,121,702		1,714,381
Others	402,259		411,689
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	3,548,971		2,088,345
Equity Instruments	11,232		9,492
Derivative financial instruments for hedging purposes	29,714		73,959
Rights by resale agreements	100,643		87,291
Debt financial instruments	460,937		944,074
Loans to Banks	398,028		665,715
Total financial assets	54,104,608		52,055,542
Liabilities
Transactions in the course of payment	564,172		283,605
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	2,079,465		2,444,721
Others	948,076		711,398
Current accounts and other demand deposits	14,791,870		14,630,797
Time deposits and saving accounts	14,162,408		14,345,223
Obligations by repurchase agreements	286,915		109,794
Borrowings from financial institutions	1,296,751		1,103,468
Debt financial instruments issued
Total financial liabilities	41,706,118		40,163,830
Total financial assets [Member]
Assets
Cash and deposits in banks	2,590,986		2,699,076
Transactions in the course of collection	414,419		372,456
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	1,870,640		2,303,353
Debt financial instruments	3,121,702		1,714,381
Others	402,259		411,689
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	3,548,971		2,088,345
Equity Instruments	11,232		9,492
Derivative financial instruments for hedging purposes	29,714		73,959
Rights by resale agreements	100,643		87,291
Debt financial instruments	460,956	[1]	944,109	[2]
Loans to Banks	399,792	[3]	667,703	[4]
Loans to customers, net	39,254,314	[3]	38,936,296	[4]
Total financial assets	52,205,628		50,308,150
Total financial liabilities [Member]
Liabilities
Transactions in the course of payment	564,172		283,605
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	2,079,465		2,444,721
Others	512		990
Derivative financial instruments for hedging purposes	297,817		141,040
Current accounts and other demand deposits	14,791,870		14,630,797
Time deposits and saving accounts	13,756,719	[5]	13,970,630	[6]
Obligations by repurchase agreements	286,915		109,794
Borrowings from financial institutions	1,296,751		1,103,468
Debt financial instruments issued
Mortgage finance bonds	521		850
Bonds	10,800,330		9,689,219
Other financial obligations	367,323		284,479
Lease liabilities	74,343		91,429
Regulatory capital financial instruments	1,087,093		1,068,879
Total financial liabilities	45,403,831		43,819,901
Demand [Member]
Assets
Cash and deposits in banks	2,590,986		2,699,076
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments
Equity Instruments
Derivative financial instruments for hedging purposes
Rights by resale agreements
Debt financial instruments		[1]		[2]
Loans to Banks		[3]		[4]
Loans to customers, net		[3]		[4]
Total financial assets	2,590,986		2,699,076
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments
Others
Derivative financial instruments for hedging purposes
Current accounts and other demand deposits	14,791,870		14,630,797
Time deposits and saving accounts		[5]		[6]
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued
Mortgage finance bonds
Bonds
Other financial obligations
Lease liabilities
Regulatory capital financial instruments
Total financial liabilities	14,791,870		14,630,797
Up to 1 month [Member]
Assets
Cash and deposits in banks
Transactions in the course of collection	414,419		372,456
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	168,297		87,403
Debt financial instruments	3,121,702		1,714,381
Others	402,259		411,689
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	71,180		123,164
Equity Instruments
Derivative financial instruments for hedging purposes
Rights by resale agreements	79,029		55,295
Debt financial instruments		[1]		[2]
Loans to Banks	186,241	[3]	398,512	[4]
Loans to customers, net	5,629,789	[3]	5,405,475	[4]
Total financial assets	10,072,916		8,568,375
Liabilities
Transactions in the course of payment	564,172		283,605
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	205,436		80,124
Others	203		580
Derivative financial instruments for hedging purposes
Current accounts and other demand deposits
Time deposits and saving accounts	9,119,787	[5]	9,205,679	[6]
Obligations by repurchase agreements	286,915		109,214
Borrowings from financial institutions	64,758		7,945
Debt financial instruments issued
Mortgage finance bonds	53		138
Bonds	85,903		4,451
Other financial obligations	367,323		284,479
Lease liabilities	2,217		2,252
Regulatory capital financial instruments	2,153		1,815
Total financial liabilities	10,698,920		9,980,282
Over 1 month and up to 3 months [Member]
Assets
Cash and deposits in banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	136,487		120,813
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	341,097		250,542
Equity Instruments
Derivative financial instruments for hedging purposes
Rights by resale agreements	20,337		31,242
Debt financial instruments	8,620	[1]	16,833	[2]
Loans to Banks	8,838	[3]	57,306	[4]
Loans to customers, net	2,215,757	[3]	2,853,497	[4]
Total financial assets	2,731,136		3,330,233
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	136,315		103,327
Others	309
Derivative financial instruments for hedging purposes
Current accounts and other demand deposits
Time deposits and saving accounts	2,863,533	[5]	2,636,427	[6]
Obligations by repurchase agreements			65
Borrowings from financial institutions	322,064		161,196
Debt financial instruments issued
Mortgage finance bonds	34		140
Bonds	412,740		134,852
Other financial obligations
Lease liabilities	4,435		4,728
Regulatory capital financial instruments
Total financial liabilities	3,739,430		3,040,735
Over 3 month and up to 12 months [Member]
Assets
Cash and deposits in banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	323,653		465,718
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	1,162,592		683,008
Equity Instruments
Derivative financial instruments for hedging purposes			4,783
Rights by resale agreements	1,277		754
Debt financial instruments		[1]		[2]
Loans to Banks	204,713	[3]	211,885	[4]
Loans to customers, net	7,141,898	[3]	7,464,859	[4]
Total financial assets	8,834,133		8,831,007
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	350,100		450,350
Others
Derivative financial instruments for hedging purposes			10,741
Current accounts and other demand deposits
Time deposits and saving accounts	1,765,508	[5]	2,073,931	[6]
Obligations by repurchase agreements			515
Borrowings from financial institutions	773,675		783,552
Debt financial instruments issued
Mortgage finance bonds	20		161
Bonds	1,120,727		1,033,995
Other financial obligations
Lease liabilities	16,917		19,046
Regulatory capital financial instruments	105,722		112,095
Total financial liabilities	4,132,669		4,484,386
Subtotal up to 1 year [Member]
Assets
Cash and deposits in banks	2,590,986		2,699,076
Transactions in the course of collection	414,419		372,456
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	628,437		673,934
Debt financial instruments	3,121,702		1,714,381
Others	402,259		411,689
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	1,574,869		1,056,714
Equity Instruments
Derivative financial instruments for hedging purposes			4,783
Rights by resale agreements	100,643		87,291
Debt financial instruments	8,620	[1]	16,833	[2]
Loans to Banks	399,792	[3]	667,703	[4]
Loans to customers, net	14,987,444	[3]	15,723,831	[4]
Total financial assets	24,227,998		23,428,691
Liabilities
Transactions in the course of payment	564,172		283,605
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	691,851		633,801
Others	512		580
Derivative financial instruments for hedging purposes			10,741
Current accounts and other demand deposits	14,791,870		14,630,797
Time deposits and saving accounts	13,748,828	[5]	13,916,037	[6]
Obligations by repurchase agreements	286,915		109,794
Borrowings from financial institutions	1,160,497		952,693
Debt financial instruments issued
Mortgage finance bonds	107		439
Bonds	1,619,370		1,173,298
Other financial obligations	367,323		284,479
Lease liabilities	23,569		26,026
Regulatory capital financial instruments	107,875		113,910
Total financial liabilities	33,362,889		32,136,200
Over 1 year and up to 3 years [Member]
Assets
Cash and deposits in banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	398,808		540,872
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	1,339,478		196,319
Equity Instruments
Derivative financial instruments for hedging purposes	9,670		25,936
Rights by resale agreements
Debt financial instruments	133,217	[1]	477,895	[2]
Loans to Banks		[3]		[4]
Loans to customers, net	7,033,442	[3]	6,849,850	[4]
Total financial assets	8,914,615		8,090,872
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	546,890		674,660
Others			410
Derivative financial instruments for hedging purposes	4,363		241
Current accounts and other demand deposits
Time deposits and saving accounts	6,467	[5]	53,594	[6]
Obligations by repurchase agreements
Borrowings from financial institutions	136,254		150,775
Debt financial instruments issued
Mortgage finance bonds	83		40
Bonds	2,516,201		2,577,932
Other financial obligations
Lease liabilities	32,855		36,552
Regulatory capital financial instruments	11,039		13,514
Total financial liabilities	3,254,152		3,507,718
Over 3 year and up to 5 years [Member]
Assets
Cash and deposits in banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	386,942		405,243
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	218,817		590,462
Equity Instruments
Derivative financial instruments for hedging purposes			15,741
Rights by resale agreements
Debt financial instruments	319,119	[1]	131,070	[2]
Loans to Banks		[3]		[4]
Loans to customers, net	4,612,946	[3]	4,175,945	[4]
Total financial assets	5,537,824		5,318,461
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	381,826		475,577
Others
Derivative financial instruments for hedging purposes	53,287		28,906
Current accounts and other demand deposits
Time deposits and saving accounts	793	[5]	452	[6]
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued
Mortgage finance bonds	89		86
Bonds	1,715,429		2,043,457
Other financial obligations
Lease liabilities	10,827		18,746
Regulatory capital financial instruments	9,241		11,365
Total financial liabilities	2,171,492		2,578,589
Over 5 years [Member]
Assets
Cash and deposits in banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	456,453		683,304
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	415,807		244,850
Equity Instruments	11,232		9,492
Derivative financial instruments for hedging purposes	20,044		27,499
Rights by resale agreements
Debt financial instruments		[1]	318,311	[2]
Loans to Banks		[3]		[4]
Loans to customers, net	12,620,482	[3]	12,186,670	[4]
Total financial assets	13,524,018		13,470,126
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	458,898		660,683
Others
Derivative financial instruments for hedging purposes	240,167		101,152
Current accounts and other demand deposits
Time deposits and saving accounts	631	[5]	547	[6]
Obligations by repurchase agreements
Borrowings from financial institutions
Debt financial instruments issued
Mortgage finance bonds	242		285
Bonds	4,949,330		3,894,532
Other financial obligations
Lease liabilities	7,092		10,105
Regulatory capital financial instruments	958,938		930,090
Total financial liabilities	6,615,298		5,597,394
Subtotal over 1 year [Member]
Assets
Cash and deposits in banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	1,242,203		1,629,419
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	1,974,102		1,031,631
Equity Instruments	11,232		9,492
Derivative financial instruments for hedging purposes	29,714		69,176
Rights by resale agreements
Debt financial instruments	452,336	[1]	927,276	[2]
Loans to Banks		[3]		[4]
Loans to customers, net	24,266,870	[3]	23,212,465	[4]
Total financial assets	27,976,457		26,879,459
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	1,387,614		1,810,920
Others			410
Derivative financial instruments for hedging purposes	297,817		130,299
Current accounts and other demand deposits
Time deposits and saving accounts	7,891	[5]	54,593	[6]
Obligations by repurchase agreements
Borrowings from financial institutions	136,254		150,775
Debt financial instruments issued
Mortgage finance bonds	414		411
Bonds	9,180,960		8,515,921
Other financial obligations
Lease liabilities	50,774		65,403
Regulatory capital financial instruments	979,218		954,969
Total financial liabilities	$ 12,040,942		$ 11,683,701

[1]	These balances are presented without deduction of impairment, which amount to Ch$19 million.
[2]	These balances are presented without deduction of impairment, which amounts to Ch$35 million.
[3]	These balances are presented without deduction of their related allowances, which amount to Ch$712,003 million for loans to customers and Ch$1,764 million for borrowings from financial institutions.
[4]	These balances are presented without deduction of their related allowances, which amount to Ch$693,434 million for loans to customers and Ch$1,988 million for borrowings from financial institutions.
[5]	Excludes term saving accounts, which amount to Ch$405,689 million.
[6]	Excludes term saving accounts, which amount to Ch$374,593 million.